Share Based Payment	12 Months Ended
Dec. 31, 2025
Share Based Payment [Abstract]
Share based payment

34. Share based payment

The total share-based payment expense is as follows:

	2025	2024

2021 unvested awards	—	2,834
2025:
PSUs	15	—
Equity-settled RSUs	197	—
Compound RSUs	24	—
Total	236	2,834

Recognized as an expense (see note 9)	235	2,834

Classified within equity	212	2,834
Classified as a liability	25	—
Total	236	2,834

34.1 FY 2024 Unvested Awards

On October 14, 2021 (the “Effective Date”), the Controlling Shareholder of Metallon entered into share award agreements (the “Share Award Agreements”) with senior executives of Metallon (the “Senior Executives”), which provided the Senior Executives with the right to obtain ordinary shares in Metallon and full beneficial ownership of a certain amount of ordinary shares of Metallon (the “Shares”). The Share Award Agreements contained provisions which provided for automatic transfer of the Shares, and beneficial ownership rights granted thereunder, to any successor entity in the event of a corporate reorganization, merger, acquisition or other change in ownership. Among the Share Award Agreements issued, only one award contained vesting conditions (the “Unvested Award”), and all other awards were deemed fully vested (the “Vested Awards”) on the Effective Date. The Share Award Agreements were determined to be share-based payments in accordance with IFRS 2 and the associated compensation cost for the Vested Awards was recognized on the Effective Date. Due to certain terms and conditions within the Unvested Award which introduced uncertainty regarding the vesting period, a grant date, in accordance with IFRS 2, was not established on the Effective Date and no compensation cost was recognized.

On June 15, 2024, substantially concurrent with the Reorganization Transaction (refer to Note 1) completed on June 17, 2024, a share exchange was completed whereby the Senior Executives exchanged their rights to the Shares in Metallon for a fixed number of Greenstone Shares. The Greenstone Shares were transferred to the Senior Executives by the Controlling Shareholder which, prior to such transfer, held 100% of the issued and outstanding ordinary shares of Greenstone. The exchange of Metallon Shares for Greenstone Shares on June 15, 2024 (the “Modification Date”) was accounted for as a modification of the Share Award Agreements in accordance with IFRS 2. However, since it was determined that there was not an increase in the fair value of the Award Agreements resulting from the exchange, no incremental compensation cost was required to be recognized by Greenstone. In addition, an addendum to the Unvested Award was executed on June 15, 2024, whereby all vesting and forfeiture conditions were removed. It was determined a grant date for the Unvested Award was established on the Modification Date, and given there were no vesting conditions, the full grant date fair value of $2.8 million was recognized as compensation expense on June 15, 2024 (refer to Notes 9 and 29). The related grant date fair value was determined based on an enterprise value of Greenstone and discounted for minority interest and lack of marketability. The enterprise value for Greenstone was determined using a combination of income and market approaches. An income approach was utilized for How Mine and included forecasted cash flows over the life of mine which extends through 2031. The forecasted cash flows utilized a projected gold price of $2,250/oz, which represented the median projected gold price as published by leading financial institutions as of the Modification Date. The forecasted cash flows were discounted utilizing a weighted average cost of capital of 21%. Market approaches were utilized for the Redwing and Mazowe Mines as the Mines remain under care and maintenance. The market approaches for the Redwing and Mazowe Mines were based on the estimated resource base for each mine of 2.5Moz and 1.2Moz respectively and the resource implied value derived from guideline public company market data for non-operating mines. The $2.8 million of compensation expense is presented within “Administrative expenses” (see Note 7) within the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2024.

Restrictive Share Units and Performance Units

Certain executive and non-executive directors within the Group were granted RSUs and PSUs pursuant to provisions of the Namib Minerals Equity Plan.

34.2 Performance Stock Units

All PSUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors. PSUs include a market-based performance condition determined on the grant date. The PSUs granted during the year include a market-based performance condition based on the Company’s Relative Total Shareholder Return (TSR) measured against a designated benchmark index over the measurement period of 2 years. Each PSU represents a conditional right to receive one Ordinary Share, subject to the achievement of the performance conditions at the end of the measurement period.

The number of PSUs that vest may range from 0% to 200% of the target award based on performance outcomes. Awards that do not meet the minimum performance thresholds will lapse in full, and no additional modifications to PSU terms were made during the reporting period.

PSUs have rights to dividends only after they have vested.

The PSUs issued during the current period are settled solely through the issuance of Ordinary Shares at fair market value upon vesting. No cash-settlement alternative is available under the terms of the plan for these PSUs.

2025
Share units granted:	PSUs
Grant Date	December 13, 2025
Vesting Date	December 6, 2027
Number of units granted	323,777

34.3 Restrictive Stock Units

34.3.1 Equity-settled RSUs

Equity-settled RSUs vest in accordance with the terms of the RSU grant agreements, provided that the relevant service conditions have been met. Upon vesting, each RSU is settled through the issuance of one Ordinary Share. The value of vested RSUs is determined by multiplying the number of RSUs vested by the fair market value of the Company’s shares on the settlement date.

RSU holders are entitled to receive dividends only after they have vested. In the current year, the fair value of RSUs granted was determined based on the grant-date share price of $3.26. The share-based payment expense relating to equity-settled RSUs is recognized in profit or loss over the vesting period, with a corresponding increase in equity. The equity-settled share-based expense as at December 31, 2025 relates to non-executive directors and amounted to $197,388.

2025
Share units granted:	RSUs
Grant Date	October 6, 2025
Vesting Date	April 1, 2026
Number of units granted	124,617

34.3.2 Compound RSUs

Compound Restrictive Share Units (“CRSUs”) provide employees with a choice of settlement method upon vesting. In terms of the 2025 CRSU agreements, vested units may be settled (i) through the issuance of Ordinary Shares , or (ii) on a cashless basis, with the value of the vested units transferred to a retirement fund, pension fund, or another approved investment fund, subject to the receipt of necessary third-party approvals.

Under IFRS 2, CRSUs are accounted for as compound instruments, comprising both an equity component (representing the option to receive shares) and a liability component (representing the option to elect cashless settlement). The equity component is measured at grant date and recognized over the vesting period, while the liability component is remeasured at each reporting date and at settlement, with changes recognized in profit or loss. Consistent with equity-settled RSUs, the fair value of CRSUs granted in the current year was based on the Company’s grant-date share price. The expense relating to Compound Restrictive Share Units for the current year amounted to $23,784.

2025
Share units granted:	RSUs
Grant Date	December 6, 2025
Vesting Date	50%: December 6, 2026 50%: December 6, 2027
Number of units granted	323,777

This table summarizes additional information for the PSUs, equity-settled RSUs and the compound RSUs:

December 31, 2025	PSUs	Equity-settled RSUs	Compound RSUs
Vesting Period	2 Years	6 months	2 Years
Maximum term of options	2 years	6 Months	2 Years
Method of settlement	Equity	Equity	Choice of equity or cashless basis (investment in an approved investment fund)
Classification	Equity-settled	Equity-settled	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period	—	—	—
Granted during the period	323,777	124,617	323,777
Forfeited during the period	—	—	—
Expired during the period	—	—	—
Outstanding at end of the period	323,777	124,617	323,777

Weighted average exercise price	—	—	—
Weighted average remaining contractual life	23 months	3 Months	17 Months